REINSURANCE AGREEMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Schedule Of Effect Of Reinsurance
The following table summarizes the effect of reinsurance:

	2020	2019		2018
	(in millions)
Direct premiums	$780.9	$759.0		$719.1
Considerations for supplementary contracts	5.3	5.6		4.4
Reinsurance assumed	1.7	1.2		2.4
Reinsurance ceded to Protective	(65.0)	(70.0)		(76.1)
Reinsurance ceded - Other	(69.6)	(62.3)		(58.4)
Premiums and annuity considerations	$653.3	$633.5		$591.4

Reduction in insurance - Protective
Reserves, at December 31 (1)	$1,188.9	$1,247.0	* $	$1,314.0

Reduction in insurance - Other
Reserves, at December 31	$240.8	$267.6		$282.1
    ______________
(1)At December 31, 2020 there was $1,155.5 million of assets held in trust at Northern Trust supporting this reinsurance credit.

SSAP No. 61R supplemental disclosure

1. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) subject to A-791 that includes a provision, which limits the reinsurer’s assumption of significant risks identified as in A-791.
None
2. Reinsurance contracts (or multiple contracts with the same reinsurer or its affiliates) not subject to A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk.
None
3. Reinsurance contracts containing features (except reinsurance contracts with a federal or state facility) described below which result in delays in payment in form or in fact:

a. Provisions which permit the reporting of losses, or settlements are made, less frequently than quarterly or payments due from the reinsurer are not made in cash within ninety (90) days of the settlement date (unless there is no activity during the period).

None

b. Payment schedules, accumulating retentions from multiple years or any features inherently designed to delay timing of the reimbursement to the ceding entity.

None

4. Contracts for which the reporting entity has reflected reinsurance accounting credit for any contracts not subject to Appendix A-791 and not yearly renewable term, which meet the risk-transfer requirements of SSAP 61R.
None

5. Risk ceded which is not subject to A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statement, and either: a. Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or b. Accounted for that contract as reinsurance under GAAP and as a deposit under SAP.
None